TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 81.8%
	Aerospace — 0.9%
$ 50,000	Arconic Inc., 5.400%, 04/15/21	$51,564

	Agriculture — 2.7%
140,000	Bunge Ltd Finance Corp., 4.350%, 03/15/24	147,168

	Automotive: Parts and Accessories — 0.9%
50,000	Lear Corp., 5.250%, 01/15/25	51,402

	Banking — 1.9%
50,000	JPMorgan Chase & Co.,
	3.207%, (3 Month USD LIBOR plus 0.70%) 04/01/23(a)	51,214
	3.166%, (3 Month USD LIBOR plus 1.23%) 10/24/23(a)	50,881

		102,095

	Business Services — 2.1%
60,000	Aramark Services Inc., 4.750%, 06/01/26	62,539
50,000	United Rentals North America Inc., 3.875%, 11/15/27	51,140

		113,679

	Computer Hardware — 2.0%
100,000	Seagate HDD Cayman, 4.750%, 06/01/23	106,397

	Diversified Industrial — 7.3%
50,000	Church & Dwight Co. Inc., 2.450%, 08/01/22	50,443
75,000	CNH Industrial Capital LLC, 3.875%, 10/15/21	77,178
85,000	Flowserve Corp., 4.000%, 11/15/23	87,829
50,000	Stericycle Inc., 5.375%, 07/15/24(b)	52,604
75,000	Trinity Industries Inc., 4.550%, 10/01/24	77,563
50,000	Westinghouse Air Brake Technologies Corp., 4.375%, 08/15/23	52,604

		398,221

	Energy — 12.2%
75,000	Energy Transfer Operating LP, 4.250%, 03/15/23	78,393
50,000	EQM Midstream Partners LP, 4.750%, 07/15/23	50,190
40,000	Kinder Morgan Energy Partners LP, 5.300%, 09/15/20	40,914
250,000	MPLX LP, 6.250%, 10/15/22(b)	255,092
75,000	NRG Energy Inc., 3.750%, 06/15/24(b)	77,616
75,000	Plains All American Pipeline LP /PAA Finance Corp., 3.650%, 06/01/22	76,973
79,000	Western Midstream Operating LP, 5.375%, 06/01/21	81,530

		660,708

	Financial Services — 17.8%
50,000	Ally Financial Inc., 4.125%, 03/30/20	50,247

Principal Amount		Market Value

$ 150,000	Capital One Financial Corp., 3.750%, 04/24/24	$158,079
50,000	CDW LLC/CDW Finance Corp., 5.000%, 09/01/25	52,354
50,000	CyrusOne LP/CyrusOne Finance Corp., 2.900%, 11/15/24	50,296
125,000	Ford Motor Credit Co. LLC,
	3.157%, 08/04/20	125,510
	3.200%, 01/15/21	75,436
125,000	General Motors Financial Co. Inc.,
	3.700%, 11/24/20	126,505
	3.271%, (3 Month USD LIBOR plus 1.31%) 06/30/22(a)	75,382
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	40,121
75,000	Jefferies Financial Group Inc., 5.500%, 10/18/23	81,607
125,000	MPT Operating Partnership LP /MPT Finance Corp., 6.375%, 03/01/24	130,154

		965,691

	Food and Beverage — 4.7%
100,000	Anheuser-Busch InBev Finance Inc., 3.700%, 02/01/24	106,104
50,000	Conagra Brands Inc., 3.250%, 09/15/22	51,232
100,000	Mondelēz International Inc., 5.375%, 02/10/20	100,330

		257,666

	Health Care — 7.4%
75,000	Bausch Health Cos. Inc., 7.000%, 03/15/24(b)	78,156
35,000	Becton, Dickinson and Co.,
	2.404%, 06/05/20	35,040
	3.363%, 06/06/24	78,164
100,000	HCA Inc., 5.000%, 03/15/24	109,421
50,000	Tenet Healthcare Corp., 4.625%, 07/15/24	51,292
50,000	WellCare Health Plans Inc., 5.250%, 04/01/25	52,125

		404,198

	Metals and Mining — 5.7%
90,000	Freeport-McMoRan Inc., 4.000%, 11/14/21	92,511
100,000	Kinross Gold Corp., 5.125%, 09/01/21	104,225
50,000	Steel Dynamics Inc.,
	5.500%, 10/01/24	51,506
	5.000%, 12/15/26	63,841

		312,083

	Real Estate — 4.3%
150,000	Service Properties Trust, 4.350%, 10/01/24	154,250
75,000	Vornado Realty LP, 3.500%, 01/15/25	78,083

		232,333

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TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Retail — 1.5%
$ 29,000	Macy’s Retail Holdings Inc., 2.875%, 02/15/23	$28,929
50,000	Walgreens Boots Alliance Inc., 3.300%, 11/18/21	50,962

		79,891

	Specialty Chemicals — 3.6%
35,000	Celanese US Holdings LLC, 5.875%, 06/15/21	36,753
75,000	Huntsman International LLC, 5.125%, 11/15/22	80,162
75,000	Methanex Corp., 5.250%, 03/01/22	78,867

		195,782

	Telecommunications — 6.8%
100,000	AT&T Inc., 3.900%, 03/11/24	106,438
75,000	Charter Communications Operating LLC /Charter Communications Operating Capital, 4.464%, 07/23/22	78,861
75,000	Equinix Inc., 5.375%, 05/15/27	81,591
50,000	Level 3 Financing Inc., 5.375%, 01/15/24	50,958
50,000	T-Mobile USA Inc., 4.000%, 04/15/22	51,312

		369,160

	TOTAL CORPORATE BONDS	4,448,038

	CONVERTIBLE CORPORATE BONDS — 1.8%
	Business Services — 0.9%
50,000	Macquarie Infrastructure Corp., 2.000%, 10/01/23	47,940

	Computer Hardware — 0.9%
50,000	Western Digital Corp., 1.500%, 02/01/24	49,219

	TOTAL CONVERTIBLE CORPORATE BONDS	97,159

Principal Amount		Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
	Government National Mortgage Association — 0.3%
$3,243	6.000%, 12/15/33	$3,706
10,313	5.500%, 01/15/34	11,577

		15,283

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	15,283

	U.S. GOVERNMENT OBLIGATIONS — 16.1%
	U.S. Treasury Bills — 4.9%
269,000	U.S. Treasury Bills, 1.545% to 1.555%†, 02/20/20 to 02/27/20	268,422

	U.S. Treasury Notes — 7.5%
150,000	2.625%, 06/15/21	152,203
250,000	2.000%, 02/15/25	253,691

		405,894

	U.S. Treasury Bonds — 3.7%
150,000	5.375%, 02/15/31	201,554

	TOTAL U.S. GOVERNMENT OBLIGATIONS	875,870

	TOTAL INVESTMENTS — 100.0% (Cost $5,304,452)	$5,436,350

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of December 31, 2019. The maturity dates reflected are the final maturity dates.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Represents annualized yields at dates of purchase.

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